Concentration of Credit Risks	12 Months Ended
Dec. 31, 2015
Concentration of Credit Risks

13. Concentration of Credit Risks

The Company’s vessels are chartered under either a time charter arrangement or voyage charter arrangement. Under a time charter arrangement, no security is provided for the payment of charter hire. However, payment is usually required monthly in advance. Under a voyage charter arrangement, a lien may sometimes be placed on the cargo to secure the payment of the accounts receivable, as permitted by the prevailing charter party agreement.

At December 31, 2015, 19 of the Company’s 29 operated vessels, were subject to time charters, 15 of which will expire within one year, two which will expire within one to two years, and two which will expire within eight years. The committed charter income is as follows:

	(in thousands	)
2016:	$110,888
2017:	$68,934
2018:	$62,545
2019:	$62,545
2020:	$62,545

During 2015, five charterers contributed 51.4% of the operating revenue, comprising 14.0%, 11.7%, 9.1%, 8.3% and 8.3% (2014: five charterers contributed 46.8% of the operating revenue, comprising 10.7%, 10.3%, 8.9%, 8.6% and 8.3%).

At December 31, 2015 and 2014, all of the Company’s cash and cash equivalents and short-term investments were held by large financial institutions, highly rated by a recognized rating agency.